Income taxes - Tax Benefit/(Expense) and Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended						36 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes
Uniform tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Preferential income tax rate, renewal period	3 years
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)	10.00%
Withholding tax on appropriation of dividend for reinvestment purpose (as a percent)	10.00%
Withholding tax paid and recorded as income tax expenses	¥ 21,064
Undistributed earnings deferred tax liability	0	¥ 0						¥ 0	¥ 0
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested	5,248,874	3,871,442						5,248,874	3,871,442
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings	524,887	387,144						524,887	387,144
Tax expense:
Current tax	(207,645)	(253,980)	¥ (189,622)
Deferred tax	84,344	96,648	116,232
Total	(123,301)	(157,332)	¥ (73,390)
Temporary differences:
Amortization of intangible assets	510	610						510	610
Accrued warranty costs	94,856	80,900						94,856	80,900
Accrued expenses	52,550	49,819						52,550	49,819
Net loss carried forward	251,862	232,599						251,862	232,599
Depreciation of property, plant and equipment	127,221	123,937						127,221	123,937
Inventory write-down	34,461	10,470						34,461	10,470
Allowance for doubtful accounts	30,650	67,071						30,650	67,071
Allowance for advance to suppliers	3,108	17,684						3,108	17,684
Impairment loss on property, plant and equipment and project assets	58,969	84,663						58,969	84,663
Accrued interest		45,507							45,507
Government grant for the acquisition of land use rights and property, plant and equipment	28,216	40,354						28,216	40,354
Timing difference for revenue recognition of retainage contract	50,376	48,683						50,376	48,683
Unrealized profit	75,352	45,462						75,352	45,462
Others	9,744	6,097						9,744	6,097
Deferred tax assets	817,875	853,856						817,875	853,856
Temporary differences:
Capitalized interest	(24,399)	(34,868)						(24,399)	(34,868)
Deferred tax liabilities	(24,399)	(34,868)						(24,399)	(34,868)
Less: valuation allowance	(373,793)	(483,649)						(373,793)	(483,649)
Deferred tax assets-net	419,683	335,339						419,683	335,339
Deferred tax assets are analyzed as:
Current	138,080	139,143						138,080	139,143
Non-Current	306,002	231,064						306,002	231,064
Total	444,082	370,207						444,082	370,207
Deferred tax liability are analyzed as:
Non-Current	(24,399)	(34,868)						(24,399)	(34,868)
Deferred tax liabilities	(24,399)	(34,868)						(24,399)	(34,868)
Deferred tax assets-net	¥ 419,683	¥ 335,339						¥ 419,683	¥ 335,339
Hong Kong SAR
Income taxes
Corporation tax rate (as a percent)	16.50%
Tax expense:
Total	¥ 0
United States
Income taxes
Corporation tax rate (as a percent)	35.00%
United States | California
Income taxes
State income tax rate (as a percent)	8.84%
Germany
Income taxes
Corporation tax rate (as a percent)	15.00%
Effective income tax rate (as a percent)	29.55%
Solidarity surcharge tax rate (as a percent)	5.50%
Trade income tax rate (as a percent)	13.72%
Japan
Income taxes
Corporation tax rate (as a percent)	35.64%
Australia
Income taxes
Corporation tax rate (as a percent)	30.00%
Malaysia
Income taxes
Corporation tax rate (as a percent)	24.00%
JingAo Solar Co., Ltd. ("JA Hebei")
Income taxes
Dividend declared					¥ 107,804							¥ 107,804
JingAo Solar Co., Ltd. ("JA Hebei") | China
Income taxes
Preferential income tax rate as an ANTE									15.00%			15.00%
JingAo Solar Co., Ltd. ("JA Hebei") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE							15.00%
JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou") | China
Income taxes
Preferential income tax rate as an ANTE								15.00%			15.00%
Dividend declared	¥ 210,637							¥ 210,637
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | China
Income taxes
Preferential income tax rate as an ANTE								15.00%			15.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian") | China
Income taxes
Preferential income tax rate as an ANTE								15.00%			15.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D") | China
Income taxes
Preferential income tax rate as an ANTE										15.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE							15.00%
Hefei JA Solar Technology Co., Ltd. ("JA Hefei Technology") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE							15.00%
Dunhuang JA Solar Power Development Co., Ltd. ("JA Dunhuang")
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Jiuzhou Fangyuan New Energy (Xinjiang) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Jingneng New Energy Development (Lincheng) Co., Ltd. ("Lincheng Jingneng")
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Linzhou) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Datong) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Hefei) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Yanchi) Co,. Ltd. ("JA Yanchi")
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Jarud) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar New Energy Electric (Chifeng) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Solar power plant
Income taxes
Uniform tax rate (as a percent)	25.00%
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Tax reduction, percentage effective rate (in percent)	12.50%